Net Income Per Share	12 Months Ended
May 31, 2011
Net Income Per Share
Net Income Per Share
17.	NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	Years ended May 31,
	2009	2010	2011
	US$	US$	US$
Numerator used in basic and diluted net income per share:
Net income attributable to shareholders of the Company	61,016	77,789	101,774

Net income available for future distribution	61,016	77,789	101,774

Shares (denominator):
Weighted average common shares outstanding used in computing basic net income per share	149,090,088	150,952,249	153,253,065

Plus incremental weighted average common shares from assumed exercise of share options and vesting of NES using the treasury stock method	4,438,295	3,879,384	2,818,768

Weighted average common shares outstanding used in computing diluted net income per share	153,528,383	154,831,633	156,071,833

Net income per share attributable to shareholders of the Company - basic	0.41	0.52	0.66

Net income per share attributable to shareholders of the Company - diluted	0.40	0.50	0.65

As of May 31, 2011, the Company transferred 16,000,000 common shares to its depositary bank to be issued to employees and non-employees upon the exercise of their vested share options and vesting of NES. Out of these 16,000,000 shares, 9,273,900 shares had been issued to the employees and non-employees upon exercise of their share options and 2,305,976 NES had been issued to employees upon vesting of their shares. 4,420,124 share option and NES remain available for future issuances, and have been excluded in computing basic and diluted net income per share.